CONVERTIBLE DEBT (Details 1) - Embedded Derivatives [Member]	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Risk-free interest rate, minimum	4.00%
Risk-free interest rate, maximum	5.00%
Credit spread	28.40%
Expected life of options, minimum	1 year
Expected life of options, maximum	2 years 6 months
Annual dividend rate	0.00%
Annualized volatility, minimum	41.40%
Annualized volatility, maximum	50.20%